As filed with the Securities and Exchange Commission on April 28, 1997

             1933 Act File No. 33-14567; 1940 Act File No. 811-5188
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._20_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._20_


                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers, III
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

            Approximate Date of Proposed Public Offering: May 1, 1996


It is proposed that this filing become effective:

____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ on May 1, 1997, pursuant to paragraph (b) of Rule 485
____  60 days after filing pursuant to paragraph (a) of Rule 485
____  on [date] pursuant to paragraph (a)(1) of Rule 485
____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended December 31, 1996, was filed on February 27, 1997.

================================================================================

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    N/A
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          of Registrant             the Funds; Shareholders of Variable
                                    Portfolios; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      Share Price; Distributions
        Being Offered
Item 8. Redemption                  Share Price
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Selection of Investments;
         and Policies               Additional Investment Restrictions;
                                    Futures Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Turnover;
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock
         Other Securities
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of             Performance Advertising
         Performance Data
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                   MAY 1, 1997



                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.



                             VP Capital Appreciation



                                 [front cover]





                                   PROSPECTUS
                                   MAY 1, 1997



                             VP Capital Appreciation




                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



     American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Capital Appreciation, formerly known as TCI Growth, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.


     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

     Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy, without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0070








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus                                                                 1


                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY VP CAPITAL APPRECIATION

     The investment objective of VP Capital Appreciation is capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.


   There is no assurance that the Fund will achieve its investment objective.

     NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.



2    Investment Objective                        American Century Investments


                               TABLE OF CONTENTS


Investment Objective of the Fund .............................2
Financial Highlights .........................................4



INFORMATION REGARDING THE FUND



Investment Policies of the Fund ..............................5
Shareholders of Variable Portfolios ..........................5
Other Investment Practices, Their Characteristics
     and Risks ...............................................5
         Repurchase Agreements ...............................5
         Portfolio Lending ...................................6
         Foreign Securities ..................................6
         Forward Currency Exchange Contracts .................6
         Derivative Securities ...............................7
         Short Sales .........................................8
         When-Issued Securities ..............................8
         Rule 144A Securities ................................8
Performance Advertising ......................................8



ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ..................................................10
         Purchase and Redemption of Shares ...................10
         When Share Price Is Determined ......................10
         How Share Price Is Determined .......................10
Distributions ................................................11
Taxes ........................................................11
Management ...................................................11
     Investment Management ...................................11
     Code of Ethics ..........................................11
     Transfer and Administrative Services ....................12
Distribution of Fund Shares ..................................12
Further Information About American Century ...................12



Prospectus                 Table of Contents                  3


                              FINANCIAL HIGHLIGHTS
                             VP CAPITAL APPRECIATION

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                   1996      1995    1994      1993    1992     1991    1990     1989     1988     1987(1)

PER-SHARE DATA
Net Asset,
Beginning of Period ............$12.06      $9.21    $9.32     $8.47   $8.64    $6.16   $6.24    $5.11    $5.29    $5.00

Income From
Investment Operations

   Net Investment
   Income (Loss) ...............(.06)(2)    (.02)    .01       .03     .02      .04     .06      .06      .06      .07

   Net Realized and
   Unrealized Gain
   (Loss) on Investment
   Transactions ................(.40)       2.88     (.12)     .84     (.14)    2.51    (.14)    1.41     (.18)    .29

   Total From
   Investment Operations .......(.46)       2.86     (.11)     .87     (.12)    2.55    (.08)    1.47     (.12)    .36

Distributions

   From Net Investment Income ..  -        (.011)   (.001)   (.023)   (.052)    (.07)     -      (.06)    (.06)    (.07)

   From Net Realized Gains
   on Investment Transactions .. (1.36)     -          -          -    (.003)     -       -      (.28)      -        -

   Total Distributions ......... (1.36)     (.011)   (.001)    (.023)  (.055)   (.07)     -      (.34)    (.06)    (.07)

Net Asset Value,
End of Period ..................$10.24      $12.06   $9.21     $9.32   $8.47    $8.64   $6.16    $6.24    $5.11    $5.29

   Total Return(3) .............(4.32%)     31.10%   (1.17%)   10.30%  (1.33%)  41.86%  (1.24%)  28.70%   (2.26%)  7.20%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses
   to Average Net Assets .......1.00%        .99%    1.00%     1.00%   1.00%    1.00%   1.00%    1.00%    1.00%    1.00%(4)

   Ratio of Net
   Investment Income
   (Loss) to Average
   Net Assets ..................(.59%)      (.23%)    .11%      .35%    .32%     .62%   1.46%    1.53%    1.95%     7.2%(4)

   Portfolio Turnover Rate ..... 182%        147%     115%       87%    135%     182%    271%     228%     354%       -

   Average Commission
   Paid per
   Investment
   Security Traded .............$.0326       $.0370  -(5)      -(5)    -(5)     -(5)    -(5)     -(5)     -(5)     -(5)

   Net Assets, End
   of Period (in millions) .....$1,314       $1,461   $1,003    $756    $415     $256    $97      $35      $6       $.319

(1)  November 20, 1987 (inception) through December 31, 1987.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per investment security traded was not required prior to the year ended December 31, 1995.


4    Financial Highlights                        American Century Investments


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND


     American Century Variable Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     The investment objective of VP Capital Appreciation is capital growth. The fund will seek to achieve its investment objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.


     The fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years' continuous operation.


SHAREHOLDERS OF VARIABLE PORTFOLIOS

     Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the



Prospectus                               Information Regarding the Fund     5



extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's management pursuant to criteria adopted by the fund's Board of Directors.

PORTFOLIO LENDING


     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of shareholders.


FOREIGN SECURITIES


     The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS


     Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.


     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.


     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose



6    Information Regarding the Fund American Century Investments



value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


DERIVATIVE SECURITIES


     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is limited to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


     No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.

     Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.


     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the



Prospectus                                Information Regarding the Fund     7



Board will review the manager's policy for investments in derivative securities annually.



SHORT SALES


     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.


     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securites are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the fund's Board of Directors has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares.)


PERFORMANCE ADVERTISING


     From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over


8    Information Regarding the Fund               American Century Investments


the same period if the fund's performance had remained constant throughout.


     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the Dow Jones
Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 2 1/2 -year CD rates. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numberically, graphically or in text.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

     Performance figures advertised by the fund should not be used for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.




Prospectus                                Information Regarding the Fund     9



                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

     For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.


     Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


WHEN SHARE PRICE IS DETERMINED


     The price of VP Capital Appreciation shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open.
Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:


     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices




10   Additional Information You Should Know        American Century Investments




of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS


     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.


MANAGEMENT


INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

     The portfolio manager members of the VP Capital Appreciation team and their work experience for the last five years are as follows:

     Glenn A. Fogle, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time, he was promoted to Portfolio Manager.

     John D. Seitzer, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisi-



Prospectus                      Additional Information You Should Know      11


tion of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

     American Century Variable Portfolios, Inc. issues five series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

     Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

     In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.



12   Additional Information You Should Know        American Century Investments



                                      NOTES



                                                                      Notes   13


     P.O. Box 419385
     Kansas City, Missouri
     64141-6385

     Person-to-person assistance:
     1-800-345-3533 or 816-531-5575

     Telecommunications Device for the Deaf:
     1-800-345-1833 or 816-753-0070

     Fax: 816-340-4360

     Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

     9704           [recycled logo]
     SH-BKT-7780       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                   MAY 1, 1997

                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                                    VP Value


                                 [front cover]



                                   PROSPECTUS
                                   MAY 1, 1997

                                    VP Value

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Value, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.


Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385 o 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0070


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP VALUE


The investment objective of VP Value is long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

   There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


                                TABLE OF CONTENTS


Investment Objective of the Fund...............................................2
Financial Highlights...........................................................4


                         INFORMATION REGARDING THE FUND


Investment Policies of the Fund................................................5
Shareholders of Variable Portfolios............................................6
Other Investment Practices, Their Characteristics
  and Risks....................................................................6
     Foreign Securities........................................................6
     Equity Securities.........................................................6
     Forward Currency Exchange Contracts.......................................7
     Portfolio Turnover........................................................7
     Repurchase Agreements.....................................................8
     Index Futures Contracts...................................................8
     Derivative Securities.....................................................9
     Portfolio Lending.........................................................9
     When-Issued Securities....................................................9
     Short Sales..............................................................10
     Rule 144A Securities.....................................................10
Performance Advertising.......................................................10


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price...................................................................12
     Purchase and Redemption of Shares........................................12
     When Share Price is Determined...........................................12
     How Share Price is Determined............................................12
Distributions.................................................................13
Taxes.........................................................................13
Management....................................................................13
     Investment Management....................................................13
     Code of Ethics...........................................................13
     Transfer and Administrative Services.....................................14
Distribution of Fund Shares...................................................14
Further Information About American Century....................................14


Prospectus                                                Table of Contents    3



                              FINANCIAL HIGHLIGHTS
                                    VP VALUE

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                                         1996(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period...................................    $5.00
                                                                          ------
Income From Investment Operations
     Net Investment Income.............................................      .05
     Net Realized and Unrealized Gain on Investment Transactions.......      .56
                                                                          ------
     Total From Investment Operations..................................      .61
                                                                          ------
Distributions
     From Net Investment Income........................................    (.03)
                                                                          ------
Net Asset Value, End of Period.........................................    $5.58
                                                                          ======
     Total Return(2)...................................................   12.28%

RATIOS/SUPPLEMENTAL DATA
     Ratio of Operating Expenses to Average Net Assets(3)..............    1.00%
     Ratio of Net Investment Income to Average Net Assets(3)...........    1.98%
     Portfolio Turnover Rate...........................................      49%
     Average Commission Paid per Investment Security Traded............   $.0271
     Net Assets, End of Period (in thousands)..........................  $23,894

(1) May 1, 1996 (inception) through December 31, 1996.
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total return is not annualized.
(3) Annualized.


4    Financial Highlights                           American Century Investments


                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND


American Century Variable Portfolios, Inc. has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

The investment objective of VP Value is long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities, which includes equity equivalents (see "Other Investment Practices, Their Characteristics and Risks -- Equity Securities," page 6). The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow, price-to-debt adjusted cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks -- Equity Securities," page 6), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


The fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain of the risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.


With the exception of convertible securities, the fund will limit purchases of debt securities to "investment grade" obligations, which means that, at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by management. There is no limit on the amount of investments that can be made in securities rated in a particular investment grade ratings category. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances.


In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that

Prospectus                                   Information Regarding The Fund    5


trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of the fund's shares.

Notwithstanding the fact the fund will primarily invest in equity securities, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that the fund assumes a defensive position, it will not be investing for capital growth.


SHAREHOLDERS OF VARIABLE PORTFOLIOS

Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


FOREIGN SECURITIES

The fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The principal business activities of such issuers will be located in developed countries.


The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


Subject to its investment objective and policies, the fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by the fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, securities clearance and settlement procedures, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

EQUITY SECURITIES

In addition to investing in common stocks, the fund may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by management. Debt securities

6    Information Regarding the Fund                 American Century Investments



rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depository receipts are an example of the type of derivative security in which the fund might invest.


FORWARD CURRENCY EXCHANGE CONTRACTS


Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the fund's overall performance.


To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.


When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.


The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER


The total portfolio turnover rate of the fund is shown in the Financial Highlights table on page 4 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be accurately predicted.


Prospectus                                   Information Regarding the Fund    7



The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.


REPURCHASE AGREEMENTS

The fund may invest up to 20% of its assets in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.


A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to sell it back on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased.

The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's manager pursuant to criteria adopted by the fund's Board of Directors.


INDEX FUTURES CONTRACTS

The fund may enter into domestic stock index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. Rather than actually purchasing the securities of an index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the fund to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the fund to effectively be fully invested in equity securities while maintaining the liquidity needed by the fund.

When a fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the index fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by the fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.

The fund may not purchase leveraged futures. The fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The fund will only invest in exchange-traded futures. In addition, the value of index futures contracts purchased by a fund may not exceed 5% of the fund's total assets.

8    Information Regarding the Fund                 American Century Investments


DERIVATIVE SECURITIES


To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its value (or referenced value) exceeds the available cash of the fund.

Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.

The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


PORTFOLIO LENDING


In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets valued at market. The portfolio lending policy described in this paragraph is fundamental policy that may be changed only by a vote of a majority of fund shareholders.


WHEN-ISSUED SECURITIES


The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery


Prospectus                                   Information Regarding the Fund    9


of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES


The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities will be limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. The fund will not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices


10   Information Regarding the Fund                 American Century Investments



of market performance, including the Standard & Poor's 500 Index, the Dow Jones Industrial Average and The S&P/Barra Value Index. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Performance figures advertised by the fund should not be used for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


Prospectus                                   Information Regarding the Fund   11


                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.


Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


WHEN SHARE PRICE IS DETERMINED


The price of VP Value shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:


The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices


12   Additional Information You Should Know         American Century Investments


of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.


TAXES


The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.


MANAGEMENT


INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager members of the VP Value team and their work experience for the last five years are as follows:

PETER A. ZUGER, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan.

PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri.

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the fund, the manager receives an annual fee of 1.00% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well


Prospectus                           Additional Information You Should Know   13


as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain administrative and recordkeeping services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his voting control of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

American Century Variable Portfolios, Inc. issues five series of common stock with a par value of $.01 per share. Each series is commonly known as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

In  the  event  of  the  complete   liquidation  or  dissolution  of  the  fund,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

We reserve the right to change any of our policies, practices and procedures described in this prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.


14   Additional Information You Should Know         American Century Investments


                                      NOTES

                                                                      Notes   15


                                      NOTES

16   Notes


                                      NOTES

                                                                      Notes   17

P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070

Fax: 816-340-4360

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9703           [recycled logo]
SH-BKT-7779       Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                   Century(sm)


                                   MAY 1, 1997

                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                                   VP Balanced


                                  [front cover]



                                   PROSPECTUS
                                   MAY 1, 1997

                                  VP Balanced

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Balanced, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for such insurance product.


Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0070


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY VP BALANCED

The investment objective of VP Balanced is capital growth and current income. The fund will seek to achieve its investment objective by maintaining approximately 60% of the assets of VP Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.


There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


                               TABLE OF CONTENTS


Investment Objective of the Fund............................................2
Financial Highlights........................................................4


                         INFORMATION REGARDING THE FUND


Investment Policies of the Fund.............................................5
Shareholders of Variable Portfolios.........................................6
Other Investment Practices, Their Characteristics
  and Risks.................................................................6
     Fundamentals of Fixed Income Investing.................................6
     Repurchase Agreements..................................................7
     Portfolio Lending......................................................7
     Foreign Securities.....................................................7
     Forward Currency Exchange Contracts....................................8
     Derivative Securities..................................................8
     Short Sales............................................................9
     When-Issued Securities.................................................9
     Rule 144A Securities..................................................10
Performance Advertising....................................................10

                     ADDITIONAL INFORMATION YOU SHOULD KNOW
Share Price................................................................12
     Purchase and Redemption of Shares.....................................12
     When Share Price Is Determined........................................12
     How Share Price Is Determined.........................................12
Distributions..............................................................13
Taxes......................................................................13
Management.................................................................13
     Investment Management.................................................13
     Code of Ethics........................................................14
     Transfer and Administrative Services..................................14
Distribution of Fund Shares................................................14
Further Information About American Century.................................14



Prospectus                                                Table of Contents    3



                              FINANCIAL HIGHLIGHTS
                                  VP BALANCED

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                   1996       1995       1994       1993       1992    1991(1)

PER-SHARE DATA
Net Asset Value,
Beginning of Period............................   $7.04      $5.96      $6.07      $5.74      $6.19      $5.00
Income From Investment Operations
     Net Investment Income ....................  .18(2)        .17        .15        .11        .08        .08
     Net Realized and Unrealized Gain
     (Loss) on Investment Transactions.........     .65       1.08      (.11)        .33      (.45)       1.19
     Total From Investment Operations..........     .83       1.25        .04        .44      (.37)       1.27
Distributions
     From Net Investment Income................   (.13)      (.17)      (.15)      (.11)      (.08)      (.08)
     From Net Realized Gains
     on Investment Transactions................   (.20)          -          -          -          -          -
     Total Distributions.......................   (.33)      (.17)      (.15)      (.11)      (.08)      (.08)
Net Asset Value, End of Period.................   $7.54      $7.04      $5.96      $6.07      $5.74      $6.19
     Total Return(3)...........................  12.21%     21.12%       .61%      7.68%    (6.04%)  38.02%(4)

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets..........................    .99%       .97%      1.00%      1.00%      1.00%   1.00%(4)
Ratio of Net Investment Income
to Average Net Assets..........................   2.43%      2.69%      2.49%      1.97%      1.91%   2.36%(4)
Portfolio Turnover Rate........................    130%        87%        63%        68%        85%        28%
Average Commission Paid per
Investment Security Traded..................... $.0373      $.0400       -(5)       -(5)       -(5)       -(5)
Net Assets, End
of Period (in thousands).......................$215,393   $153,823   $105,100    $75,924    $34,382     $1,412

(1)  May 1, 1991 (inception) through December 31, 1991.

(2)  Computed using average shares outstanding for the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(4)  Annualized.

(5) Disclosure of average commission paid per investment security traded was not required prior to the year ended December 31, 1995.

4    Financial Highlights                           American Century Investments



                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND


American Century Variable Portfolios, Inc. has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

The investment objective of VP Balanced is capital growth and current income. The fund will seek to achieve its objective, with regard to the equity portion of its portfolio, by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better-than-average potential for appreciation. Management of the fund intends to maintain approximately 60% of the fund's assets in such securities, regardless of the movement of stock prices generally.


The equity portion of the fund may be invested in cash and cash equivalents temporarily or when the fund is unable to find equity securities meeting its criteria of selection. It may only purchase securities of companies that have a record of at least three years' continuous operation.

Since a portion of the fund's portfolio will be invested in fixed income securities, the opportunity for capital appreciation may be expected to be less than with a fund that invests primarily in common stocks.


Management intends to maintain approximately 40% of the fund's assets in fixed income securities, with a minimum of 25% of the fund's assets in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in United States currency. These may include obligations of the United States government, its agencies and instrumentalities, corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-backed and other asset-backed securities.

The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-backed securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

Mortgage-backed securities in which the fund may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-backed securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those


Prospectus                                   Information Regarding the Fund    5




securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the fund, the manager shall consider the maturity of a mortgage-backed security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal of the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," this page.

It is the manager's intention to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in securities that at the time of purchase are rated within the three highest categories by a nationally recognized statistical rating organization [at least A by Moody's Investor Services, Inc. (Moody's) or Standard & Poor's Corp. (S&P)].

The remaining portion of the fixed income assets may be invested in issues in the fourth highest category (Baa by Moody's or BBB by S&P) or, if not rated, are of equivalent investment quality as determined by the manager and that, in the opinion of the manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase or a convertible issue of a company deemed attractive by the equity management team. For a brief discussion of fixed income investing, see "Fundamentals of Fixed Income Investing" this page.

There are no maturity restrictions on the securities in which the fund invests. Under normal market conditions the weighted average portfolio maturity for the fixed income portfolio will be in the three- to 10-year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer-weighted average portfolio maturity may be adopted.

SHAREHOLDERS OF VARIABLE PORTFOLIOS

Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Conse-quently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER  INVESTMENT  PRACTICES,  THEIR  CHARACTERISTICS
AND RISKS

For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


FUNDAMENTALS OF FIXED INCOME INVESTING

Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the

6    Information Regarding the Fund                 American Century Investments





prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.

In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.


REPURCHASE AGREEMENTS

The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's manager pursuant to criteria adopted by the fund's Board of Directors.


PORTFOLIO LENDING


In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the fund shareholders.


FOREIGN SECURITIES


The fund may invest an unlimited amount of its assets in the securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter


Prospectus                                   Information Regarding the Fund    7





markets in one country but represent shares of issuers domiciled in another country. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter market.


Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS


Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.

To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.


The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.


When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


DERIVATIVE SECURITIES


To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative" securi-


8    Information Regarding the Fund                 American Century Investments





ties. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.

Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.


The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


SHORT SALES


The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The fund may make a short sale when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


WHEN-ISSUED SECURITIES

The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


Prospectus                                   Information Regarding the Fund    9



RULE 144A SECURITIES


The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted" securities they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


From time to time, the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal income paid on your shares or the income reported in the fund's financial statements.

The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the S&P 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 21/2 -year CD rates. Fund performance also may be compared to the rankings


10   Information Regarding the Fund                 American Century Investments




prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Performance figures advertised by the fund should not be used for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


Prospectus                                   Information Regarding the Fund   11



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE
PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.


Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


WHEN SHARE PRICE IS DETERMINED


The price of VP Balanced shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:


The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and ask prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures adopted by the Board of Directors.


The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices


12   Additional Information You Should Know         American Century Investments



of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.


TAXES


The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.

MANAGEMENT
INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager members of the VP Balanced team and their work experience for the last five years are as follows:

CHARLES M. DUBOC, Senior Vice President and Portfolio Manager, joined American Century in August 1985 and served as fixed income Portfolio Manager from that time until April 1993. In April 1993, Mr. Duboc joined American Century's equity investment efforts. He is a member of the team that manages the equity portion of VP Balanced.

NORMAN E. HOOPS, Senior Vice President and fixed income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He manages the fixed income portion of VP Balanced.

NANCY B. PRIAL, Vice President and Portfolio Manager, joined American Century in February 1994 as a Portfolio Manager. She is a member of the team that manages the equity portion of VP Balanced. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts.

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


Prospectus                           Additional Information You Should Know   13





CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

American Century Variable Portfolios, Inc. issues five series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

In  the  event  of  the  complete   liquidation  or  dissolution  of  the  fund,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.


14   Additional Information You Should Know         American Century Investments




                                     NOTES


                                                                      Notes   15


                                     NOTES

16   Notes


                                     NOTES


                                                                      Notes   17




P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070

Fax: 816-340-4360

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9703           [recycled logo]
SH-BKT-7778       Recycled

                                   PROSPECTUS

                             [american century logo]
                                    American
                                   Century(sm)



                                   MAY 1, 1997

                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.


                                  VP Advantage



                                  [front cover]




                                   PROSPECTUS
                                   MAY 1, 1997



                                  VP Advantage




                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


     American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Advantage, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for such insurance product.


     Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

     Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0070




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus                                                   1

                        INVESTMENT OBJECTIVE OF THE FUND


AMERICAN CENTURY VP ADVANTAGE

     The investment objective of VP Advantage is current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The fund's investment manager intends to invest approximately (i) 20% of the fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents, (ii) 40% of the fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to 10 years and
(iii) 40% of the fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. As described in greater detail in this Prospectus, assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities.

   There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.



2    Investment Objective                          American Century Investments


                               TABLE OF CONTENTS


Investment Objective of the Fund ....................2
Financial Highlights ................................4


INFORMATION REGARDING THE FUND


Investment Policies of the Fund .....................5
Shareholders of Variable Portfolios .................6
Other Investment Practices,
  Their Characteristics and Risks ...................6
     Fundamentals of Fixed Income Investing .........6
     Repurchase Agreements ..........................7
     Portfolio Lending ..............................7
     Foreign Securities .............................7
     Forward Currency Exchange Contracts ............8
     Derivative Securities ..........................8
     Short Sales ....................................9
     When-Issued Securities .........................9
     Rule 144A Securities ...........................10
Performance Advertising .............................10


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price .........................................12
     Purchase and Redemption of Shares ..............12
     When Share Price Is Determined .................12
     How Share Price Is Determined ..................12
Distributions .......................................13
Taxes ...............................................13
Management ..........................................13
     Investment Management ..........................13
     Code of Ethics .................................14
     Transfer and Administrative Services ...........14
Distribution of Fund Shares .........................14
Further Information About American Century ..........14



Prospectus                             Table of Contents                  3



                              FINANCIAL HIGHLIGHTS
                                  VP ADVANTAGE


     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.


                                                  1996            1995            1994          1993           1992         1991(1)

PER-SHARE DATA
Net Asset Value,
Beginning of Period ................   $          6.19  $          5.48  $        5.57  $        5.32  $        5.64  $       5.00

Income From
Investment Operations

     Net Investment Income .........               .20              .20            .15            .11            .11           .05
     Net Realized and
     Unrealized Gain (Loss)
     on Investment
     Transactions ..................               .34              .71           (.09)           .25           (.32)          .64

     Total From
     Investment Operations .........               .54              .91            .06            .36           (.21)          .69

Distributions

     From Net
     Investment Income .............              (.15)            (.20)          (.15)          (.11)          (.11)         (.05)

     From Net Realized
     Gains  on Investment
     Transactions ..................              (.29)              --             --             --             --            --

     Total Distributions ...........              (.44)            (.20)          (.15)          (.11)          (.11)         (.05)

Net Asset Value,
End of Period ......................   $          6.29  $          6.19  $        5.48  $        5.57  $        5.32  $       5.64

Total Return(2) ....................              9.25%           16.75%          1.03%          6.82%        (3.75%)      33.14%(3)

RATIOS/SUPPLEMENTAL
DATA

     Ratio of
     Operating Expenses
     to Average Net Assets .........               .98%             .95%          1.00%          1.00%         1.00%        1.00%(3)

     Ratio of Net
     Investment Income
     to Average Net Assets .........              3.10%            3.32%          2.65%          2.07%         2.32%        3.14%(3)

     Portfolio
     Turnover Rate .................                80%              99%            57%            77%           85%           5%

     Average Commission
     Paid per Investment
     Security Traded ...............   $          .0380 $          .0410          --(4)          --(4)         --(4)        --(4)

     Net Assets, End
     of Period (in thousands) ......   $         25,230     $     24,037     $   22,413     $   20,959    $   16,580    $   3,069


(1)  August 1, 1991 (inception) through December 31, 1991.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Annualized.

(4) Disclosure of average commission paid per investment security traded was not required prior to the year ended December 31, 1995.



4    Financial Highlights                        American Century Investments




                         INFORMATION REGARDING THE FUND



INVESTMENT POLICIES OF THE FUND


     American Century Variable Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     The investment objective of VP Advantage is current income and capital growth. The fund will seek to achieve its investment objective by investing in three types of securities. The fund's investment manager intends to invest approximately 20% of the fund's assets (the "Core Cash" portion) in securities of the U.S. government, its agencies and instrumentalities ("government securities") with a weighted average maturity of six months or less, i.e., cash or cash equivalents. The investment manager intends to invest approximately 40% of the fund's assets (the "Fixed Income" portion) in fixed income government securities with a weighted average maturity of three to 10 years. If the investment manager believes, in its discretion, that market conditions warrant it, some or all of the Fixed Income portion of the fund's portfolio may be invested in cash or cash equivalents. The remaining, approximately 40% of the fund's assets (the "Equity" portion), will be invested in equity securities.


     When changes in the market value of the fund's assets cause the Equity portion of the fund to be equal to or less than 35% of the fund's assets, or to be equal to or greater than 45% of the fund's assets, equity and fixed income securities will be purchased or sold, as the case may be, so that the Equity portion will again represent approximately 40% of the fund's assets.


     The securities to be purchased for the Core Cash portion and the Fixed Income portion of the fund will be chosen based on their level of income production and price stability and will consist only of obligations of the U.S. government, its agencies and instrumentalities, including mortgage-backed and other asset-backed securities, and repurchase agreements fully collateralized by such securities.

     The government securities in which the fund may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations, (including mortgage-backed securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

     Mortgage-backed securities in which the fund may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

     The market value of mortgage-backed securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instru-



Prospectus                             Information Regarding the Fund     5




ments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

     For the purpose of determining the weighted average portfolio maturity of the fund, the manager shall consider the maturity of a security, issued by the Government National Mortgage Association, or other mortgage-backed security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," this page.

     While there are no maturity restrictions on the debt securities in which the fund may invest, the weighted average maturity of the Core Cash portion is expected to be six months or less. Under normal market conditions the weighted average maturity of the Fixed Income portion will be in the three- to 10-year range. The manager will actively manage such portion of the fund's assets, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of fixed income security price declines on the fund's net asset value. When interest rates are falling and fixed income security prices rising, a longer weighted average portfolio maturity may be adopted. If the manager believes that market conditions merit it, some or all of the assets in the Fixed Income portion may be invested in cash and cash equivalents.

     With regard to the Equity portion of its portfolio, the fund will invest in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation.


     The Equity portion of the fund may be invested in cash and cash equivalents, including repurchase agreements, temporarily or when the fund is unable to find equity securities meeting its criteria of selection. The fund may purchase equity securities only of companies that have a record of at least three years' continuous operation.


SHAREHOLDERS OF VARIABLE PORTFOLIOS

     Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, regarding the fund and its investment policies, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


FUNDAMENTALS OF FIXED INCOME INVESTING


     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis



6    Information Regarding the Fund              American Century Investments





rise. On the other hand, when prevailing interest rates rise, bond prices fall.


     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of that fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.


REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


     The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's manager pursuant to criteria adopted by the fund's Board of Directors.


PORTFOLIO LENDING


     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Interest and dividends on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of fund shareholders.


FOREIGN SECURITIES


     The fund may invest in equity securities of foreign issuers when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign
securities.   DRs  are   securities   listed  on  exchanges  or  quoted  in  the
over-the-counter markets in one country but represent shares of issuers domiciled in another country.



Prospectus                                 Information Regarding the Fund     7



DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, currency restrictions and devaluations, securities clearance and settlement procedures, exchange control regulations, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS


     Some of the securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars) but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.


     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.


     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


DERIVATIVE SECURITIES


     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the





8    Information Regarding the Fund              American Century Investments




value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


     No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index. In no event will an index/structured security be purchased if its addition to the fund's fixed income portfolio would cause the expected interest rate characteristics of its fixed income portfolio to fall outside the expected interest rate characteristics of a fund having the same permissible weighted average portfolio maturity range that does not invest in index/structured securities.

     Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.


     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


SHORT SALES


     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least


Prospectus                                Information Regarding the Fund     9




equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES


     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security which is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity.

     The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


     From time to time, the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, yield and effective yield.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


     A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal income paid on your shares or the income reported in the fund's financial statements.

     The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the Standard & Poor's (S&P) 500 Index, the Dow Jones Industrial Average, Donoghue's Money Fund Average, the Shearson





10   Information Regarding the Fund                 American Century Investments





Lehman Intermediate Government Bond Index, the constant maturity five-year U.S. Treasury Note Index and the Bank Rate Monitor National Index of 2 1/2 -year CD rates. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

     Performance figures advertised by the fund should not be used for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.




Prospectus                          Information Regarding the Fund        11




                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

     For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.


     Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


WHEN SHARE PRICE IS DETERMINED


     The price of VP Advantage shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.


HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:


     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures adopted by the Board of Directors.


     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place con-



12   Additional Information You Should Know         American Century Investments


temporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


DISTRIBUTIONS


     In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.


TAXES


     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.


MANAGEMENT


INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

     The portfolio manager members of the VP Advantage team and their work experience for the last five years are as follows:

     Charles M. Duboc, Senior Vice President and Portfolio Manager, joined American Century in August 1985 and served as fixed income Portfolio Manager from that time until April 1993. In April 1993, Mr. Duboc joined American Century equity investment efforts. He is a member of the team that manages the equity portion of VP Advantage.

     Norman E. Hoops, Senior Vice President and fixed income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of VP Advantage.

     Nancy B. Prial,  Vice  President and  Portfolio  Manager,  joined  American
Century in February 1994 as a Portfolio Manager. She is a member of the team that manages the equity portion of VP Advantage. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the service provided to the fund, the manager receives an annual fee of 1% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).





Prospectus                     Additional Information You Should Know      13





CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the manager agent may be performed by the insurance company that purchases the fund's shares, and the transfer may pay the insurance company for such services.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

     American Century Variable Portfolios, Inc. issues five series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

     Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

     In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.




14   Additional Information You Should Know        American Century Investments




                                      NOTES


                                                                 Notes        15




                                      NOTES


16        Notes




                                      NOTES


                                                                 Notes        17




     P.O. Box 419385
     Kansas City, Missouri
     64141-6385

     Person-to-person assistance:
     1-800-345-3533 or 816-531-5575

     Telecommunications Device for the Deaf:
     1-800-345-1833 or 816-753-0070

     Fax: 816-340-4360

     Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)


     9704           [recycled logo]
     SH-BKT-7781       Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                  MAY 1, 1997

                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                                VP International


                                 [front cover]



                                   PROSPECTUS
                                  MAY 1, 1997

                                VP International

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP International, is described in this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.


Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0070


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                 1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP INTERNATIONAL


The investment objective of VP International is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. See "Risk Factors," page 6.

There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2    Investment Objective                           American Century Investments


                               TABLE OF CONTENTS


Investment Objective of the Fund...............................................2
Financial Highlights...........................................................4


                         INFORMATION REGARDING THE FUND


Investment Policies of the Fund................................................5
Risk Factors...................................................................6
Shareholders of Variable Portfolios............................................7
Other Investment Practices, Their Characteristics
  and Risks....................................................................7
     Forward Currency Exchange Contracts.......................................7
     Derivative Securities.....................................................8
     Indirect Foreign Investment...............................................8
     Sovereign Debt Obligations................................................8
     Repurchase Agreements.....................................................9
     When-Issued Securities....................................................9
     Short Sales...............................................................9
     Rule 144A Securities......................................................9
Performance Advertising.......................................................10


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price...................................................................11
     Purchase and Redemption of Shares........................................11
     When Share Price Is Determined...........................................11
     How Share Price Is Determined............................................11
Distributions.................................................................12
Taxes.........................................................................12
Management....................................................................12
     Investment Management....................................................12
     Code of Ethics...........................................................12
     Transfer and Administrative Services.....................................13
Distribution of Fund Shares...................................................13
Further Information About American Century....................................13


Prospectus                                                Table of Contents    3



                              FINANCIAL HIGHLIGHTS
                                VP INTERNATIONAL

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended December 31, except as noted.

                                                                      1996            1995              1994(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period..............................   $5.33            $4.75             $5.00
Income From Investment Operations
     Net Investment Income(2) ....................................     .02              .03             --
     Net Realized and Unrealized
     Gain (Loss) on Investment Transactions.......................     .74              .55              (.25)
     Total From Investment Operations.............................     .76              .58              (.25)
Distributions
     From Net Investment Income...................................    (.03)           --                --
     In Excess of Net Investment Income...........................    (.07)           --                --
     From Net Realized Gains on Investment Transactions...........    (.03)           --                --
     Total Distributions..........................................    (.13)           --                --
Net Asset Value, End of Period....................................   $5.96            $5.33             $4.75
     Total Return(3)..............................................   14.41%           12.21%            (5.00%)

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets................     1.50%            1.50%           1.50%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets......      .31%             .70%          (.11%)(4)
Portfolio Turnover Rate..........................................      154%             214%              157%
Average Commission Paid per Investment Security Traded...........    $.0225           $.0020              --(5)
Net Assets, End of Period (in thousands).........................  $101,335          $51,609           $17,993


(1)  May 1, 1994 (inception) through December 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per investment security traded was not required prior to the year ended Decmeber 31, 1995.

4    Financial Highlights                           American Century Investments


                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND


American Century Variable Portfolios has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

The investment objective of VP International is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in common stocks (defined to include depositary receipts for common stocks and other equity equivalents) of such companies. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.


Although the primary investment of the fund will be common stocks, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities.


The other securities the fund may invest in are convertible securities, preferred stocks, bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investor Services, Inc. or BBB or better by Standard & Poor's corporation, or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions or changing circumstances than higher-rated securities.

The fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter markets in one country but represent shares of issuers domiciled in another country. DRs may be sponsored or unsponsored. Direct investment in foreign securities may be made either on foreign securities exchanges or on the over-the-counter markets.


Notwithstanding the fund's investment objective of capital growth, under exceptional market or economic conditions, the fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies). To the extent the fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.

Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity equivalents of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Management defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose shares trade principally on an exchange or other market outside the United States.

Prospectus                                   Information Regarding the Fund    5



In order to achieve maximum investment flexibility, the fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. The investment manager expects to invest both in issuers whose principal place of business is located in countries with developed economies (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is located in countries with less developed economies (such as Portugal, Malaysia and Mexico).

The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation. If, in the opinion of the fund's investment manager, a particular security satisfies this principal criterion, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region.

At the same time, however, the investment manager recognizes that both the selection of the fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international equity portfolio. For this reason, the manager also will consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of an investment in the fund can decrease as well as increase, depending upon a variety of factors which may affect the values and income generated by the fund's portfolio securities. Potential investors should carefully consider the following factors before investing:

Currency Risk. The value of the fund's foreign investments may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of the fund's assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of investments. Investments in lesser developed countries will involve exposure to economic structures that are generally less diverse and mature than in the United States or other developed countries and to political systems that can be expected to be less stable than those of more developed countries. A developing country can be considered to be a country that is in the initial stages of its industrialization cycle. Historically, markets of developing countries have been more volatile than the markets of developed countries. The fund has no limit with respect to investments in lesser developed countries.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source that would reduce dividends paid by the fund.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid

6    Information Regarding the Fund                 American Century Investments



and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations. In addition, extended clearance and settlement periods in some foreign markets could result in losses to the fund or cause the fund to miss attractive investment possibilities.


SHAREHOLDERS OF VARIABLE PORTFOLIOS

Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

For additional information, see "Investment Restrictions Applicable to all Series of Shares" in the Statement of Additional Information.


FORWARD CURRENCY EXCHANGE CONTRACTS


Some of the securities held by the fund will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars or the currency of the country where issued (if not U.S. dollars), but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be an important factor in the overall performance of the fund.

To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.


The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.


When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.


The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.


If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an


Prospectus                                   Information Regarding the Fund    7



amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 15% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.


Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


DERIVATIVE SECURITIES


To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured securities." Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as DRs), currencies, interest rates, indexes or other financial indicators ("reference indexes"). The fund may not invest in an index/structured security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or the instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


No purchases will be made of index/structured securities having "leverage" characteristics. This means that no investments will be made in securities whose change in return, interest rate or value at maturity is a multiple of the change in the reference index.

Because their performance is tied to a reference index, a fund investing in index/structured securities, in addition to being exposed to the credit risk of the issuer of the security, will also bear the market risk of changes in the reference index.


The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.


INDIRECT FOREIGN INVESTMENT

Subject to certain restrictions contained in the Investment Company Act, the fund may invest in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the fund invests in investment companies, the fund will bear its proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form

8    Information Regarding the Fund                 American Century Investments



of conventional securities or other types of debt instruments such as loans or loan participations.

REPURCHASE AGREEMENTS

The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policy of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to transactions with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the fund's manager pursuant to criteria adopted by the fund's Board of Directors.


The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED SECURITIES

The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES


The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the


Prospectus                                   Information Regarding the Fund    9




Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and the fund may from time to time hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may invest up to 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


PERFORMANCE ADVERTISING


From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return and average annual total return.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance, including the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones World Index and the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Performance figures advertised by the fund should not be used for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


10   Information Regarding the Fund                 American Century Investments




                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.


Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


WHEN SHARE PRICE IS DETERMINED


The price of VP International shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:


The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing value of such security on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calcu-


Prospectus                           Additional Information You Should Know   11




lation and the value of the fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

DISTRIBUTIONS


In general, distributions from net investment income and net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distributions requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be reinvested in additional shares.


TAXES

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company's separate account.

MANAGEMENT

INVESTMENT MANAGEMENT


Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

The portfolio manager members of the VP International team and their principal work experience during the past five years are as follows:

Henrik Strabo, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst and has been a portfolio manager member of the VP International team since its inception in 1994. Prior to joining American Century, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd (1991 to 1993) and obtained international equity sales experience at Cresvale International from 1990 to 1991.

Mark S. Kopinski, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the team that manages VP International.

The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the fund, the manager is paid a fee of 1.5% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the pur-



12   Additional Information You Should Know         American Century Investments





chase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager. Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The fund's shares are distributed by American Century Investment Services, a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 816-531-5575.

American Century Variable Portfolios, Inc. issues five series of common stock with a par value of $.01 per share. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

In the event of the complete liquidation or dissolution of the fund shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.


Prospectus                           Additional Information You Should Know   13


P.O. Box 419385
Kansas City, Missouri
64141-6385
Person-to-person assistance:
1-800-345-3533 or 816-531-5575
Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0070
Fax: 816-340-4360
Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9703           [recycled logo]
SH-BKT-7777       Recycled

                      STATEMENT OF ADDITIONAL INFORMATION



                            [american century Logo]
                                    American
                                  Century(sm)



                                   MAY 1, 1997



                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.



                             VP Capital Appreciation
                                    VP Value
                                   VP Balanced
                                  VP Advantage
                                VP International




                                 [front cover]




                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1997


                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     This statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Variable Portfolios, Inc. and its five series of shares, VP Capital Appreciation, VP Value, VP Balanced, VP Advantage or VP International as the case may be. Each of such prospectuses is dated May 1, 1997. Please retain this document for future reference. To obtain copies of the various American Century Variable Portfolios prospectuses, call American Century at 1-800-345-3533 or 816-531-5575, or write to P.O. Box 419385,
Kansas City, Missouri 64141-6385.



TABLE OF CONTENTS



     Selection of Investments ................................2
     Additional Investment Restrictions ......................2
     Futures Contracts .......................................4
     An Explanation of Fixed Income Securities Ratings .......5
     Short Sales .............................................7
     Portfolio Turnover ......................................7
     Performance Advertising .................................8
     Officers and Directors ..................................9
     Management ..............................................10
     Custodian ...............................................11
     Independent Auditors ....................................11
     Capital Stock ...........................................11
     Brokerage ...............................................12
     Redemptions in Kind .....................................13
     Holidays ................................................13
     Financial Statements ....................................13




Statement of Additional Information                                          1


SELECTION OF INVESTMENTS


     Currently, American Century Variable Portfolios offers five funds: VP Capital Appreciation, VP Value, VP Balanced, VP Advantage and VP International. Such funds are sometimes individually referred to as a "fund," and collectively as the "funds."

VP CAPITAL APPRECIATION


     In achieving their investment objectives, the funds of American Century Variable Portfolios must conform to certain fundamental policies that may not be changed without shareholder approval.

     The following paragraph is a statement of fundamental policy with respect to investment selection:


     In general, within the restrictions outlined in the Prospectus or in other statements of the corporation's fundamental policies, VP Capital Appreciation, VP Value, VP International and, with regard to the equity portion of their portfolios, VP Balanced and VP Advantage, each has broad power with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the management's intention that VP Capital Appreciation, VP Value, VP International and the equity portion of VP Balanced and VP Advantage will generally consist of common stocks. However, the manager may invest the assets in varying amounts in other instruments and in senior securities, such as bonds, debentures and preferred stocks, when such a course is deemed appropriate under certain market and economic conditions. Senior securities that, in the opinion of management, are high-grade issues may also be purchased for defensive purposes.

VP VALUE

     Management intends to invest the assets of VP Value primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that management believes to be undervalued at the time of purchase. The selection of these investments is described above under "Selection of Investments--VP Capital Appreciation."

VP BALANCED

     Management intends to invest the VP Balanced portfolio approximately 60% in common stocks and the remainder in fixed income securities. Equity security investments are described above under "Selection of Investments--VP Capital Appreciation." At least 80% of the fixed income assets will be invested in securities that, at the time of purchase, are rated by a nationally recognized statistical rating organization within the three highest categories. The fund may invest in securities of the U.S. government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-related, and other asset-backed securities. It can be expected that management will invest from time to time in bonds and preferred stock convertible into common stock.

VP ADVANTAGE

     Management intends to invest approximately (i) 20% of VP Advantage's assets in government securities with a weighted average maturity of six months or less, i.e., cash and cash equivalents, (ii) 40% of the fund's assets in fixed income government securities with a weighted average maturity of three to 10 years (although management has the discretion to invest some or all of this portion of the fund's assets in cash or cash equivalents if it believes that market conditions merit) and (iii) 40% of the fund's assets in equity securities. All of the debt securities purchased, regardless of weighted average maturity, will be securities of the U.S. government and its agencies and instrumentalities, including mortgage-related and other asset-backed securities issued by such entities. Equity security investments are described above under "Selection of Investments--VP Capital Appreciation."

VP INTERNATIONAL

     Management intends to invest the assets of VP International primarily in an internationally diversified portfolio of common stocks. The selection of these investments is described above under "Selection of Investments--VP Capital Appreciation."

ADDITIONAL INVESTMENT RESTRICTIONS

     Additional fundamental policies applicable to American Century Variable Portfolios that may be changed only with shareholder approval provide that:


(1) No series of shares shall invest more than 15% of its assets in illiquid investments;




2                                                  American Century Investments




(2) No series of shares shall invest in the securities of companies that, including predecessors, have a record of less than three years' continuous operation;

(3) No series of shares shall make loans to other persons, but may lend its portfolio securities to unaffiliated persons. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned; during the existence of the loan, the corporation must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the corporation must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the corporation to vote the securities. The interest and dividends on loaned securities of either series may not exceed 10% of the annual gross income of that series (without offset for realized capital gains);


(4) Except with regard to VP Value to which this restriction shall apply with regard to 75% of its portfolio, no series of shares shall purchase the security of any one issuer if such purchase would cause more than 5% of the assets of such series at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the portfolio of such series;


(5) No series of shares shall invest for control or for management, or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of each series, exclusive of cash and government securities, will be invested in securities of any one industry. The corporation may make its own reasonable industry classifications based on information derived from published manuals, financial database services, and the corporation's analysis of the financial statements of affected companies;


(6) No series of shares shall buy securities on margin or sell short unless it owns, or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to, the securities sold (however, VP Value may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted by its fundamental policies), or, except with regard to VP Value, write put or call options;


(7) No series of shares shall purchase shares of another investment company if immediately after the purchase (a) the corporation owns more than 3% of the total outstanding stock of the other investment company, or (b) the securities that the corporation owns of the other investment company exceed 5% of the total assets of the corporation, or (c) the securities that the corporation owns of all other investment companies exceed 10% of the value of the total assets of the corporation;

(8)  No series of shares shall issue any senior security;

(9)  No series of shares shall underwrite any security;

(10) No series of shares shall purchase or sell real estate or real estate mortgage loans but may invest in securities of issuers that deal in real estate or real estate mortgage loans;


(11) Except with regard to VP Value, no series of shares shall purchase or sell commodities or commodity contracts, including futures contracts; and


(12) No series of shares shall borrow any money with respect to any series of its stock, except in an amount not in excess of 5% of the total assets of the series, and then only for emergency and extraordinary purposes, including payment for shares redeemed.

     The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.


     To comply with the requirements of state securities administrators, American Century Variable Portfolios may, from time to time, agree to additional investment restrictions. These restrictions are not fundamental policies and may be adopted, revised or withdrawn,




Statement of Additional Information                                       3



without shareholder approval, as required or permitted by the various state securities administrators.


     The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.

     Neither the SEC nor any other agency of the federal or state government participates in or supervises the funds' management or their investment practices or policies.

FUTURES CONTRACTS

     As described in the Prospectus, VP Value may enter into futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.

     The value of the futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain is generally entitled to receive all or a portion of this amount.


     The fund maintains from time to time a percentage of its assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the fund's investment objectives. The fund may enter into index futures contracts as an efficient means to expose the fund's cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

     The fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

     The principal risks generally associated with the use of futures include:

o the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);

o the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter-party risk);

o the risk that the securities to which the futures contract relates may go down in value (market risk); and


o adverse price movements in the underlying securities can result in losses substantially greater than the value of the fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the fund may not purchase leveraged futures, so there is no leverage risk involved in the fund's use of futures.

     A liquid secondary market is necessary to close out a contract. The fund may seek to manage liquidity






4                                                  American Century Investments






risk by investing only in exchange-traded futures. Exchange-traded futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.


     Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, the fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.


     The fund manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of the fund, the fund may be entitled to the return of margin owed to the fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the fund does business.

     The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, the movement in market price of index futures contracts will reflect the movement in the aggregate market price of the entire portfolio of securities comprising the index. Since VP Value is not an index fund, its investment in futures contracts will not correlate precisely with the performance of the fund's other equity investments. However, the manager believes that an investment in index futures will more closely reflect the investment performance of the fund than an investment in U.S. government or other highly liquid, short-term debt securities, which is where the cash position of the fund would otherwise be invested.

     The policy of the manager is to remain fully invested in equity securities. There may be times when the manager deems it advantageous to the fund not to invest excess cash in index futures, but such decision will generally not be the result of an active effort to use futures to time or anticipate market movements in general.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS


     As described in the Prospectus, the funds may invest in fixed income securities. Fixed income securities ratings provide the manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure:


     The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA--Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic



Statement of Additional Information                                        5




conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C--The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI--The rating CI is reserved for income bonds on which no interest is being paid.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds:

     Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

     A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa--Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.




6                                                  American Century Investments



     Caa--Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT SALES


     A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

     A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position in substantially identical securities may not become deductible for tax purposes until all or some part of the short position has been closed.


PORTFOLIO TURNOVER

FUNDS INVESTING IN EQUITY SECURITIES


     With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be greater than other investment companies with similar investment objectives.

     The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, a fund will sell a given security, no matter for how long or how short a period it has been held in the portfolio and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

     When a general decline in securities prices is anticipated, a fund may decrease its position and increase its cash position, and when a rise in price levels is anticipated, the management may increase its equity position and decrease its cash.

     Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of funda-




Statement of Additional Information                                            7





mental policy and may be changed only by a vote of the shareholders.

     High portfolio turnover involves correspondingly greater transaction costs, which each fund must pay.

FUNDS INVESTING IN FIXED INCOME SECURITIES


     The decision to purchase or sell a security is based on the contribution of the security to the objective of the fund and upon income tax considerations. The portfolio turnover rate is irrelevant to that decision. The annual portfolio turnover rate cannot be anticipated and may be comparatively high. The management has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and the portfolio turnover rates in the past should not be considered a representation of the rates that will be attained in the future.


     High portfolio turnover involves correspondingly greater transaction costs, which each fund must pay.

PERFORMANCE ADVERTISING

     The following table sets forth the average annual total return of each of the funds for the periods indicated. Average annual total return is calculated by determining a fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions.



                                                              From
                                                            Inception
               Year ended     Five years ended               through
Fund          Dec. 31, 1996     Dec. 31, 1996             Dec. 31, 1996
-----------------------------------------------------------------------
VP
Capital
Appreciation      (4.32)%           6.17%                     10.81%
                                                           (11/20/87)(1)
VP
Balanced          12.21%            6.71%                     10.23%


                                                           (5/1/91)(1)
-----------------------------------------------------------------------




                                                              From
                                                            Inception
                Year ended     Five years ended              through
Fund           Dec. 31, 1996     Dec. 31, 1996            Dec. 31, 1996
-----------------------------------------------------------------------
VP
Advantage         9.25%             5.79                      7.88%

                                                           (8/1/91)(1)
VP
International     14.41%             --                       7.73%

                                                           (5/1/94)(1)
----------------------------------------------------------------------
(1) Date of inception of Fund.




                                   From May 1, 1996 (inception)
Fund                                through December 31, 1996
----------------------------------------------------------------------
VP Value                                     12.28%
----------------------------------------------------------------------




     The funds may advertise average annual total return over periods of time other than those periods shown in the foregoing table. The funds may also advertise cumulative total return over various time periods.

     The following table shows the cumulative total return and the average annual compound rate of return of the funds for the period indicated.




                                                     Average Annual
                         Cumulative                     Compound
                        Total Return                 Rate of Return
                       from inception                from inception
Fund               through Dec. 31, 1996          through Dec. 31, 1996
----------------------------------------------------------------------
VP Capital
   Appreciation           154.91%                             10.81%
VP Balanced                73.69%                             10.23%
VP Advantage               50.80%                              7.88%
VP International           21.96%                              7.73%
VP Value                   12.28%                             18.92%
----------------------------------------------------------------------

     PERFORMANCE FIGURES ADVERTISED BY AMERICAN CENTURY VARIABLE PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.





8                                                 American Century Investments



OFFICERS AND DIRECTORS


     The principal officers and the directors of the corporation, their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).


     James E. Stowers Jr.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

     James E. Stowers III,* President, Chief Executive Officer and Director; President, Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

     Thomas A. Brown, Director; Chief Executive Officer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products.

     Robert W. Doering, M.D., Director; general surgeon.


     D. D. (Del) Hock, Director; Chairman, President and Chief Executive Officer, Public Service Company of Colorado.


     Linsley L. Lundgaard, Vice Chairman of the Board and Director; retired; formerly Vice President and National Sales Manager, Flour Milling Division, Cargill, Inc.

     Donald H. Pratt, Director; President, Butler Manufacturing Company.

     Lloyd T. Silver Jr., Director; President, LSC, Inc., manufacturer's representative.

     M. Jeannine Strandjord, Director; Senior Vice President and Treasurer, Sprint Corporation.

     William M. Lyons, Executive Vice President, Chief Operating Officer and General Counsel; Executive Vice President. Executive Vice President, Chief
Operating  Officer  and  General  Counsel,  American  Century  Companies,  Inc.,
American Century Investment Management, Inc. and American Century Services Corporation.

     Robert T. Jackson, Executive Vice President- Finance and Principal Financial Officer; Treasurer, American Century Companies, Inc. and American Century Investment Management, Inc.; Executive Vice President and Treasurer, American Century Services Corporation; formerly Executive Vice President, Kemper Corporation.

     Maryanne Roepke, Vice President and Treasurer; Vice President, American Century Services Corporation.

     Patrick A. Looby, Vice President and Secretary; Vice President, American Century Services Corporation.

     Merele A. May, Controller.


     Robert J. Leach, Controller; formerly accountant, Ernst & Young LLP, Kansas City, Missouri.

     The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

     Messrs. Stowers Jr., Stowers III and Lundgaard constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters required by the Investment Company Act to be acted upon by the whole Board.

     Messrs. Lundgaard (chairman), Doering and Hock and Ms. Strandjord constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the corporation's independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to internal controls and the considerations given or the corrective action taken by management and reviewing nonaudit services provided by the independent auditors.





Statement of Additional Information                                         9





     Messrs. Brown (chairman), Pratt and Silver constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including any violations thereof.

     The Nominating Committee has as its principal role, the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Lundgaard and Stowers III.

     The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" who serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.


                                    Aggregate      Total Compensation from
                                  Compensation       the American Century
Director                     from the corporation1     Family of Funds2
-----------------------------------------------------------------------
Thomas A. Brown                    $1,972                    $46,333
Robert W. Doering, M.D.             1,823                     42,833
Linsley L. Lundgaard                1,972                     46,333
Donald H. Pratt                     1,901                     44,667
Lloyd T. Silver Jr.                 1,887                     44,333
M. Jeannine Strandjord              1,866                     43,833
John M. Urie3                       1,582                     37,167
D. D. (Del) Hock                      376                      8,833
------------------------------------------------------------------------

1 Includes compensation paid by the corporation for the fiscal year ended December 31, 1996.

2 Includes compensation paid by the 15 investment company members of the American Century family of funds for the calendar year ended December 31, 1996.

3    Mr. Hock replaced Mr. Urie as a director effective October 31, 1996.



MANAGEMENT


     A description of the responsibilities and method of compensation of the funds' manager, American Century Investment Management, Inc. appears in the Prospectus under the caption "Management."

     During the past three fiscal years, the management fees were as follows:


                             Year Ended December 31,
Fund                1996              1995             1994
--------------------------------------------------------------
VP Capital
Appreciation
Management
Fees              $14,401,981       $12,365,098     $8,825,656
Average
Net Assets     $1,444,414,188    $1,245,866,500   $882,565,600
VP Balanced
Management
Fees               $1,832,133        $1,222,757       $910,453
Average
Net Assets       $185,726,034      $126,219,800    $91,045,300
VP Advantage
Management
Fees                 $238,392          $218,240       $224,257
Average
Net Assets        $24,477,270        $38,676,300   $22,425,700
--------------------------------------------------------------





10                                                 American Century Investments




                             Year Ended December 31,
Fund                  1996            1995             1994
-----------------------------------------------------------
VP International
Management
Fees              $1,170,843       $596,598        $101,344
Average
Net Assets       $78,092,615    $39,770,213     $10,065,459
VP Value
Fees                 $62,187              -               -
Average
Net Assets        $9,241,069              -               -
-----------------------------------------------------------


     The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

     The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and it shall be automatically terminated if it is assigned.

     The management agreement provides that the manager shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

     American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation, for such services.


CUSTODIAN

     Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10036 and UMB Bank, N.A., 10th and Grand, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT AUDITORS

     At a meeting held on December 12, 1996, the Board of Directors of the corporation appointed Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, as the independent auditors of the funds to examine the financial statements of the funds for the fiscal year ending December 31, 1997. The appointment of Deloitte & Touche was recommended by the Audit Committee of the Board of Directors. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund by American Century.

     Baird, Kurtz & Dobson, City Center Square, 1100 Main Street, Kansas City, Missouri 64105, served as independent auditors for the funds for the period ended December 31, 1996.


CAPITAL STOCK


     The funds' capital stock is described in the Prospectus under the heading "Further Information About Variable Portfolios, Inc."

     The corporation currently has five series of shares outstanding. The funds may in the future issue one or more additional series of shares. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all other series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully




Statement of Additional Information                                         11




paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions.


     In the event of complete liquidation or dissolution of the funds, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.


     As of April 7, 1997, in excess of 5% of the outstanding shares of VP Capital Appreciation were owned of record as follows: Aetna Life Insurance and Annuity Company, Hartford, Connecticut, owned 38.0%; Nationwide Life Insurance Company, Columbus, Ohio, owned 40.4%; Mutual of America, New York, New York, owned 6.7%; and Great-West Life and Annuity Company, Englewood, Colorado, owned 5.2%.

     As of April 7, 1997, 98.2% of the outstanding shares of VP Advantage were owned of record by Nationwide Life Insurance Company, Columbus, Ohio.


     As of April 7, 1997, in excess of 5% of the outstanding shares of VP Balanced were owned of record as follows: Nationwide Life Insurance Company, Columbus, Ohio, owned 63.8%; Great-West Life and Annuity Insurance Company, Englewood, Colorado, owned 22.0%; and Lincoln National Life Insurance Company, Ft. Wayne, Indiana, owned 9.1%.


     As of April 7, 1997, 92.2% of the outstanding shares of VP International were owned of record by Nationwide Life Insurance Company, Columbus, Ohio.

     As of April 7, 1997, in excess of 5% of the outstanding shares of VP Value were owned of record as follows: IDS Life Insurance Company, Minneapolis, Minnesota, owned 64.2%; Nationwide Life Insurance Company, Columbus, Ohio, owned 35.7%.

     All of such shares of the funds are held for the benefit of the holders of variable life and variable annuity policies issued by such insurance companies. Such shares are held in one or more accounts by entities controlled by such insurance companies.

BROKERAGE


     Under the terms of the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors indicated below in selecting brokers or dealers.

     Equity Investments: Transactions in securities other than those for which an exchange is the primary market may be done with dealers acting as principal or market maker or with brokers. Transactions will be done on a brokerage basis when the manager believes that the facilities, expert personnel and technological systems of a broker enable American Century Variable Portfolios to secure as good a net price as it would have received from a market maker.
American Century Variable Portfolios places most of its over-the-counter transactions with market makers.

     Fixed Income Investments: Purchases are made directly from issuers, underwriters, broker-dealers or banks. In many transactions, the selection of the broker-dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection is a function of the selection of market and the negotiation of price, as well as the broker-dealer's general execution, operational and financial capabilities in the type of transaction involved.

     The manager receives statistical and other information and services (brokerage and research services) without cost from broker-dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the brokerage business with one or more brokers who provide information and services.

     The brokerage and research services received by the manager may be used with respect to one or more of the funds and/or the other funds and accounts over which it has investment discretion, and not all of such services may be used by the manager in managing the portfolios of the funds. Such information and services are in addition to and not in lieu of the services required to be performed for the funds by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.





12                                                 American Century Investments




     Evaluation of the overall reasonableness of brokerage commissions is made by the manager and reviewed by the Board of Directors of American Century Variable Portfolios. In the years ended December 31, 1996, 1995 and 1994, the funds paid brokerage commissions of $4,790,483, $4,525,472 and $2,875,685, respectively.

     The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Factors considered in such determinations are skill in execution of orders and the quality of brokerage and research services received. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

     The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


REDEMPTIONS IN KIND

     Shares will normally be redeemed for cash, although the corporation retains the right to redeem its shares in kind under unusual circumstances, such as an unusually large redemption, in order to protect the investments of the remaining shareholders.


     The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any one contract owner exceed such limitation, the corporation will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager, and will not necessarily be representative of the entire portfolio, and will be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.


HOLIDAYS


     The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


FINANCIAL STATEMENTS


     The financial statements of the funds for the fiscal year ended December 31, 1996 are included in the annual report to shareholders for that period which is incorporated herein by reference. You may receive copies of the annual report without charge upon request to the funds at the address and telephone number shown on page 1 of this Statement of Additional Information.




Statement of Additional Information                                         13



     P.O. Box 419385
     Kansas City, Missouri
     64141-6385

     Person-to-person assistance:
     1-800-345-3533 or 816-531-5575

     Telecommunications Device for the Deaf:
     1-800-345-1833 or 816-444-3485

     Fax: 816-340-4360
     Internet: www.americancentury.com



                            [american century logo]
                                    American
                                  Century(sm)


     9704           [recycled logo]
     SH-BKT-8261       Recycled

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C.          OTHER INFORMATION.

ITEM 24. Financial Statements and Exhibits.

        (a)     Financial Statements

        (i)     Financial  Statements  filed  in  Part  A  of  the  Registration
                Statement:

                1.  Financial   Highlights   respecting  shares  of  VP  Capital
                    Appreciation (formerly known as TCI Growth).

                2.  Financial  Highlights   respecting  shares  of  VP  Balanced
                    (formerly known as TCI Balanced).

                3. Financial Highlights respecting shares of VP Advantage (formerly known as TCI Advantage).

                4. Financial Highlights respecting shares of VP International (formerly known as TCI International).

                5. Financial Highlights respecting shares of VP Value (formerly known as TCI Value).

        (ii) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Capital Appreciation (formerly known as TCI Growth) (each of the following financial statements is contained in the Registrant's VP Capital Appreciation (formerly known as TCI Growth) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (iii)   Financial  Statements  filed  in  Part  B  of  the  Registration
                Statement respecting shares of VP Balanced (formerly known as TCI Balanced) (each of the following financial statements is contained in the Registrant's VP Balanced (formerly known as TCI Balanced) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (iv) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Advantage (formerly known as TCI Advantage) (each of the following financial statements is contained in the Registrant's VP Advantage (formerly known as TCI Advantage) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (v) Financial Statements filed in Part B of the Registration Statement respecting shares of VP International (formerly known as TCI International) (each of the following financial statements is contained in the Registrant's VP International (formerly known as TCI International) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (vi)    Financial  Statements  filed  in  Part  B  of  the  Registration
                Statement respecting shares of VP Value (formerly known as TCI Value) (each of the following financial statements is contained in the Registrant's VP Value (formerly known as TCI Value) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statement of Changes in Net Assets for the year ended December 31, 1996.

                4.  Notes to Financial Statements as of December 31, 1996.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.


        (b)     Exhibits.

                1.1 Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.2 Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.3 Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.4 Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.5 Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.6 Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.7 Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed herewith as EX-99.B1.7).

                1.8 Form of Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed herewith as EX-99.B1.8).

                2. Amended and Restated By-Laws of TCI Portfolios, Inc. (filed as Exhibit 2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                3.      Voting Trust Agreements - None.

                4.      Specimen Securities - None.

                5.1 Investment Management Agreement between TCI Portfolios, Inc. and Investors Research Corporation dated August 1, 1994 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                5.2 Addendum to Investment Management Agreement dated April 1, 1996, between TCI Portfolios, Inc. and Investors
                        Research  Corporation  (filed  electronically as Exhibit
                        5.2 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                6. Distribution Agreement between TCI Portfolios, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Securities, Inc. dated September 3, 1996. (filed electronically as Exhibit 6 to Post-Effective Amendment No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213, and incorporated herein by reference).

                7.      Bonus and Profit Sharing Plan, Etc. - None.

                8.1     Custody  Agreement with UMB Bank,  N.A.(filed as Exhibit
                        8.2 to Post-Effective Amendment No. 17, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                8.2 Amendment No. 1 to Custody Agreement with UMB Bank, N.A., dated January 25, 1996 (filed electronically as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

                8.3 Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997 and incorporated herein by reference).

                8.4 Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

                9. Transfer Agency Agreement with Twentieth Century Services, Inc. (formerly J.E. Stowers & Company) dated October 15, 1987 (filed as Exhibit 9 to Post-Effective Amendment No. 19 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                10. Opinion and Consent of Janet A. Nash, Esq. (filed herewith as EX-99.B10).

                11. Consent of Baird, Kurtz & Dobson (filed herewith as EX-99.B11).

                12.1 Annual Report of VP Capital Appreciation (formerly known as TCI Growth) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.2 Annual Report of VP Balanced (formerly known as TCI Balanced) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.3 Annual Report of VP Advantage (formerly known as TCI Advantage) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.4 Annual Report of VP International (formerly known as TCI International) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.5 Annual Report of VP Value (formerly known as TCI Value) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                13.     Agreements for Initial Capital, Etc. - None.

                14.     Model Retirement Plans - None.

                15.     12b-1 Plans - None.

                16. Schedule of Computation for Performance Advertising Quotations (filed herewith as EX-99.B16).

                17.     Power of Attorney (filed herewith as EX-99.B17).

ITEM 25.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.   Number of Holders of Securities.

                                                       Number of Record Holders
                  Title of Series                        as of March 31, 1997
                  ---------------                      -----------------------
VP Capital Appreciation (formerly known as TCI Growth)           29
VP Balanced (formerly known as TCI Balanced)                     15
VP Advantage (formerly known as TCI Advantage)                    3
VP International (formerly known as TCI International)            9
VP Value (formerly known as TCI Value)                            6

ITEM 27.  Indemnification.

           The Registrant is a Maryland corporation. Section 2- 418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

           Article XIII of the Registrant's Amended Articles of Incorporation, Exhibits 1(a) and 1(b), requires the indemnification of the Registrant's directors and officers to the extent permitted by
           Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

           The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.   Business and Other Connections of Investment Advisor.

           American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.   Principal Underwriters - None.

ITEM 30.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.   Management Services - None.

ITEM 32.   Undertakings.

           (a)     Not applicable.
           (b)     Not applicable.
           (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
           (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(C).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Variable Portfolios, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 28th day of April, 1997.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By:/s/ James E. Stowers III
                           James E. Stowers III, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                      Title                           Date

*James E. Stowers, Jr.      Chairman, Director and           April 28, 1997
James E. Stowers, Jr.       Principal Executive Officer

/s/ James E. Stowers III    President and Director           April 28, 1997
James E. Stowers III

*Robert T. Jackson          Executive Vice President         April 28, 1997
Robert T. Jackson           and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and    April 28, 1997
Maryanne Roepke             Principal Accounting Officer

*Thomas A. Brown            Director                         April 28, 1997
Thomas A. Brown

*Robert W. Doering, M.D.    Director                         April 28, 1997
Robert W. Doering, M.D.

*Linsley L. Lundgaard       Director                         April 28, 1997
Linsley L. Lundgaard

*Donald H. Pratt            Director                         April 28, 1997
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                         April 28, 1997
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                         April 28, 1997
M. Jeannine Strandjord

*D. D. ("Del") Hock         Director                         April 28, 1997
D. D. ("Del") Hock

*By/s/ James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact